Note 7 Sources of encumbrance (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Book value of financial liabilities [Member]
Financial liabilities issued encumbered assets [Line Items]
Matching liabilities contingent liabilities or securities lent	€ 109,833	€ 151,766	€ 122,400
Assets Collateral Received And Own Debt Securities Issued Other Than Covered Bonds Encumbered	107,067	149,853	128,628
Derivatives [member]
Financial liabilities issued encumbered assets [Line Items]
Matching liabilities contingent liabilities or securities lent	17,047	15,895	15,950
Assets Collateral Received And Own Debt Securities Issued Other Than Covered Bonds Encumbered	14,698	13,756	16,699
Deposits sources of encumbrance
Financial liabilities issued encumbered assets [Line Items]
Matching liabilities contingent liabilities or securities lent	84,604	126,777	95,728
Assets Collateral Received And Own Debt Securities Issued Other Than Covered Bonds Encumbered	81,938	126,543	99,077
Outstanding subordinated debt [Member]
Financial liabilities issued encumbered assets [Line Items]
Matching liabilities contingent liabilities or securities lent	8,182	9,094	10,722
Assets Collateral Received And Own Debt Securities Issued Other Than Covered Bonds Encumbered	10,431	9,554	12,852
Other [Member]
Financial liabilities issued encumbered assets [Line Items]
Matching liabilities contingent liabilities or securities lent	1,141	1,066	731
Assets Collateral Received And Own Debt Securities Issued Other Than Covered Bonds Encumbered	€ 2,079	€ 2,568	€ 4,989